Intangible Assets, Net (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Intangible Assets, Net [Line Items]
Amortization expense	$ 2,272,817	$ 2,896,174
Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Average useful life	20 years